INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 306
Deferred tax liabilities	(2,761)
Net deferred tax (liability)	(2,455)	$ (3,107)
Reclass from asset into liabilities	0	0
Income	(20)	711
Equity	(111)	(45)
Acquisitions and Dispositions	(161)	(27)
OCI asset (liability)	(141)	13
Deferred tax assets	342	306
Deferred tax liabilities	(3,230)	(2,761)
Net deferred tax (liability)	(2,888)	(2,455)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	306	379
Reclass from asset into liabilities	0	(41)
Income	(7)	(76)
Equity	6	0
Acquisitions and Dispositions	14	0
OCI asset (liability)	23	44
Deferred tax assets	342	306
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,761)	(3,486)
Reclass from asset into liabilities	0	41
Income	(13)	787
Equity	(117)	(45)
Acquisitions and Dispositions	(175)	(27)
OCI asset (liability)	(164)	(31)
Deferred tax liabilities	$ (3,230)	$ (2,761)